Going Concern Evaluation	12 Months Ended
Dec. 31, 2020
Going Concern Evaluation
Going Concern Evaluation

Note 3. Going Concern Evaluation

As of December 31, 2020, the Company’s cash and cash equivalents totaled $114.1 million. For the fiscal year ended December 31, 2020 and 2019 the Company incurred net losses of $79.6 million, and $270.9 million, respectively. As of December 31, 2020, the Company had interest bearing debt of $221.4 million. In connection with the divestiture of the Legacy Business (the “Transaction”), the Company entered into an amendment to its credit agreement (the “Credit Agreement Amendment”), which provided for the release of liens on the Legacy Business and (i) reduced the outstanding term loan balance to $30.0 million upon the closing of the Transaction which occurred on August 27, 2021, (ii) terminated the revolving credit facilities, and (iii) shortened the maturity of the $30 million remaining term loans to November 21, 2021. In addition, upon closing of the Transaction, the Company transferred substantially all of its cash to subsidiaries of the Company subject to the lien of the credit agreement. Additionally, the Company agreed to pay fees to the lenders based upon the outstanding principal balance of the term loans upon maturity of the remaining term loans.

As a result of the Transaction, the Company divested substantially all its revenue generating assets and the Company’s business plan is focused on the launch of its commercial product, Upneeq, which will diminish the Company’s cash flows in at least the near term, in particular cash inflows from product sales. The Company will require additional capital to repay the remaining portion of its term loans, fund its operating needs, including the commercialization of Upneeq and other activities. Accordingly, the Company expects to incur significant expenditures and increasing operating losses in the future. As a result, the Company’s current sources of liquidity will not be sufficient to meet its obligations for the 12 months following the date the consolidated financial statements contained in this Current Report on Form 8-K are issued. These conditions give rise to substantial doubt as to the Company’s ability to operate as a going concern. The Company’s ability to continue as a going concern will require the Company to obtain additional funding, generate positive cash flow from operations and/or enter into strategic alliances or sell assets.

The Company’s plans to address these conditions include pursuing one or more of the following options to secure additional funding, none of which can be guaranteed or are entirely within our control:

●raise funds through additional sales of our ordinary shares, through equity sales agreements with broker/dealers or other public or private equity financings.
●raise capital through new debt facilities, including convertible debt.
●partner or sell a portion or all rights to any of our assets to potentially secure additional non-dilutive funds.

There can be no assurance that the Company will receive cash proceeds from any of these potential resources or, to the extent cash proceeds are received, such proceeds would be sufficient to support the current operating plan for at least the next 12 months from the date the consolidated financial statements contained in this Current Report on Form 8-K are issued. The sale of additional equity or convertible debt securities may result in additional dilution to our stockholders. If the Company raises additional funds through the issuance of debt securities or preferred stock or through additional credit facilities, these securities and/or the loans under credit facilities could provide for rights senior to those of our ordinary shares and could contain covenants that would restrict our operations. Additional funds may not be available when we need them, on terms that are acceptable to us, or at all.

Our audited consolidated financial statements have been prepared on a going concern basis, which assumes the realization of assets and settlement of liabilities in the normal course of business. The Company’s ability to continue as a going concern is dependent on the ability to obtain the necessary financing to meet the Company’s obligations and repay liabilities arising from the normal business operations when they become due. The outcome of these matters cannot be predicted with any certainty at this time and raise substantial doubt that the Company will be able to continue as a going concern. The audited consolidated financial statements do not include any adjustments to the amount and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern.